DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Description of Business

Lordstown Motors Corp., a Delaware corporation (“Lordstown”, the “Company” or “we”), is an electric vehicle innovator developing high-quality light duty commercial fleet vehicles, with the Endurance all electric pick-up truck as its first vehicle being launched in the Lordstown, Ohio facility. The Company is in its final design and testing phase related to our production of the Endurance and has yet to bring a completed product to market.

On September 30, 2021, the Company entered into a subscription agreement pursuant to which the Company agreed to issue and sell, and Foxconn agreed to purchase, 7.2 million shares of the Company’s Class A common stock (the “Subscription Agreement”) for $6.8983 per share in cash based on the simple average of the volume weighted average price for the 15 days immediately preceding the date of the subscription agreement, or approximately $50.0 million in total consideration. The stock issuance and corresponding receipt of approximately $50.0 million occurred in October 2021.

On November 10, 2021, we entered into the Asset Purchase Agreement with Foxconn Ohio. Pursuant to the APA, Foxconn Ohio would purchase the Lordstown facility for $230 million and a reimbursement payment for certain operating and expansion costs incurred by us from September 1, 2021 through the closing. We would continue to own our hub motor assembly line, as well as our battery module and packing line assets, certain intellectual property rights and other excluded assets. We expect to outsource all of the manufacturing of the Endurance to Foxconn with the sale of our Lordstown facility; Foxconn would also operate the assets we continue to own in the facility after closing. Foxconn Ohio has made down payments of the purchase price of $100 million on November 18, 2021 and $50 million on January 28, 2022. Foxconn Ohio is required to make an additional down payment of $50 million no later than April 15, 2022, subject to certain conditions. If the APA is terminated or if the transaction does not close prior to the later of (i) April 30, 2022 and (ii) 10 days after the transaction is cleared by CFIUS, we are obligated to repay the down payments to Foxconn. We have granted Foxconn a first priority security interest in substantially all of our assets to secure the repayment obligation. The APA is subject to several conditions and has not been consummated as of the date of the filing of this report.

The closing of the transactions contemplated by the Asset Purchase Agreement are subject to certain conditions, including, but not limited to: (a) the parties entering into a contract manufacturing agreement (the “Contract Manufacturing Agreement”), pursuant to which Foxconn would manufacture the Endurance at the Lordstown facility, and a lease (“Lordstown Facility Lease”), under which we would lease up to 30,000 square feet of space located at the Lordstown, Ohio facility from Foxconn for our Ohio-based employees, and (b) receipt of a communication that the U.S. government’s Committee on Foreign Investment in the United States (“CFIUS”) has completed its review of the transaction and determined there are no national security concerns with the transaction. We are required to maintain minimum cash balances of $50 million through March 1, 2022 and $30 million thereafter. The Company will issue warrants to Foxconn that are exercisable until the third anniversary of the closing for 1.7 million shares of Class A common stock at an exercise price of $10.50 per share.

The Company and Foxconn have made significant progress negotiating the Contract Manufacturing Agreement and Lordstown Facility Lease, as well as supporting the review of the Foxconn Transactions by CFIUS. The parties have mutually agreed they no longer believe an operating agreement pursuant to which Lordstown would provide support to Foxconn, between signing and closing of the APA, for non-Endurance-specific investments was necessary.

The APA includes a commitment by Foxconn and the Company to use commercially reasonable efforts to enter into a joint venture agreement whereby, among other items, the parties would allocate engineering resources to jointly design, engineer, develop, validate, industrialize and launch vehicle programs for the commercial vehicle market in North America and internationally, including the granting of certain rights for the parties to commercialize such programs. The APA also includes a commitment by Foxconn and the Company to use commercially reasonable efforts to enter into a licensing agreement pursuant to which we would license to Foxconn our intellectual property relating to the Endurance frame, rolling chassis and other technologies, subject to reasonable royalties or licensing fees and other terms mutually agreed to by the parties.  In the place of a joint venture and licensing agreement, the parties agreed to explore a joint product development agreement. We are actively discussing the establishment of such an agreement with Foxconn, under which we would seek to use the MIH platform to develop a portfolio of electric vehicles targeting our commercial fleet customers, built at the Lordstown, Ohio plant and to license to Foxconn certain of our intellectual property. If an agreement is reached, we anticipate that Foxconn would also supply certain vehicle components and subsystems for newly developed vehicles, enabling us to leverage Foxconn’s manufacturing experience, supply-chain network and extensive experience in software development and integration (key capabilities in the production of EVs) to complement our EV design, development, engineering and homologation contributions.

We believe that any joint product development agreement with Foxconn would also need to incorporate an appropriate funding structure that enables us to raise the additional capital necessary to bring the Endurance into production as well as fund new vehicle development. We continue to explore all financing alternatives as we will need substantial funding to execute our operating plan that is anticipated to use significant capital for the foreseeable future.

No assurance can be made that the transactions contemplated by the Asset Purchase Agreement, including the Contract Manufacturing Agreement and the Lordstown Facility Lease (collectively, the “Foxconn Transactions”), or a joint product development agreement, any additional funding arrangements or other agreements will ultimately be consummated on the terms contemplated, or at all, or that they will provide the anticipated benefits. Even if the Foxconn Transactions are consummated in accordance with the current terms and on the anticipated timeline, we will need additional funding to continue our development efforts and maintain our current plans and timeline for commercial production.

Business Combination and Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiary. All intercompany accounts and transactions are eliminated upon consolidation.

The Company has also reclassified the presentation of certain prior-year amounts to conform to the current presentation.

On October 23, 2020 (the “Closing Date”), Diamond Peak Holdings Corp. (“DiamondPeak”) consummated the transactions contemplated by the agreement and plan of merger (the “Merger Agreement”), dated August 1, 2020, among DiamondPeak, Lordstown EV Corporation (formerly known as Lordstown Motors Corp.), a Delaware corporation (“Legacy LMC”), and DPL Merger Sub Corp., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which Merger Sub merged with and into Legacy LMC with Legacy LMC surviving the merger (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). On the Closing Date, and in connection with the closing of the Business Combination (the “Closing”), DiamondPeak changed its name to Lordstown Motors Corp (the “Company”) and Legacy LMC became a wholly owned subsidiary of the Company.

Upon the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of common stock, par value $0.0001 per share, of Legacy LMC (“Legacy LMC Common Stock”) was converted into 55.8817 shares (the “Exchange Ratio”) of Class A common stock, par value $0.0001 per share, of the Company (“Class A common stock”), resulting in an aggregate of 75,918,063 shares of Class A common stock issued to Legacy LMC stockholders. At the Effective Time, each outstanding option to purchase Legacy LMC Common Stock (“Legacy LMC Options”), whether vested or unvested, was automatically converted into an option to purchase a number of shares of Class A common stock equal to the product of (x) the number of shares of Legacy LMC Common Stock subject to such Legacy LMC Option and (y) the Exchange Ratio, at an exercise price per share equal to (A) the exercise price per share of Legacy LMC Common Stock of such Legacy LMC Option immediately prior to the Effective Time divided by (B) the Exchange Ratio.

Pursuant to the Company’s Amended and Restated Certificate of Incorporation, as in effect prior to the Closing, each outstanding share of DiamondPeak’s Class B common stock, par value $0.0001 per share, was automatically converted into one share of the Company’s Class A common stock at the Closing, resulting in an issuance of 7 million shares of Class A common stock in the aggregate.

In connection with the Closing, the Company (a) issued and sold an aggregate of 50 million shares of Class A common stock for $10.00 per share at an aggregate purchase price of $500 million pursuant to previously announced subscription agreements with certain investors (the “PIPE Investors”), (b) issued an aggregate of approximately 4 million shares of Class A common stock to holders of $40 million in aggregate principal amount plus accrued interest, of Legacy LMC convertible promissory notes at a conversion price of $10.00 per share upon automatic conversion of such notes (the “Note Conversions”), and (c) issued warrants to purchase 1.6 million shares of Class A common stock (“BGL Warrants”) a purchase price of $10.00 per share to a third party. Additionally, the Company assumed 9.3 million Public Warrants (as defined below) and 5.1 million Private Warrants (as defined below) both of which were originally issued by DiamondPeak with an exercise price of $11.50. In December 2020, 2.7 million of the Public Warrants were exercised which resulted in $30.7 million in proceeds. In January 2021, a significant portion of the remaining Public Warrants and 0.6 million of the Private Warrants were exercised upon payment of the cash exercise price, which resulted in cash proceeds of $82.0 million. As of December 31, 2021, there were 2.3 million Private Warrants, 1.6 million BGL Warrants and no Public Warrants outstanding. See further discussion related to the accounting of the Public Warrants and Private Warrants in Note 3.

Pursuant to the Business Combination, the merger between a DiamondPeak and Legacy LMC was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, Legacy LMC was deemed to be the accounting acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy LMC issuing stock for the net assets of DiamondPeak, accompanied by a recapitalization. The net assets of DiamondPeak are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy LMC. The shares and corresponding capital amounts and earnings per share available for common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

As part of the Business Combination, we recorded $644.6 million in equity for the recapitalization, net of transaction costs and $100.9 million in liabilities related to the Public and Private Warrants described in Note 3. The Company received cash proceeds of $701.5 million as a result of the Business Combination which was net of the settlement of the $20.8 million related party note payable and $23.2 million in property purchased through equity both as described in Note 10. Additionally, a $5 million Convertible Note and the $5.9 million amount in Due to related party as described in Note 10 were also settled in conjunction with the Business Combination.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

Pursuant to the requirements of the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these consolidated financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the consolidated financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the consolidated financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company had cash and cash equivalents of approximately $244.0 million and an accumulated deficit of $544.8 million at December 31, 2021 and a net loss of $410.4 million for the year ended December 31, 2021. Since inception, the Company has been developing its flagship vehicle, the Endurance, an electric full-size pickup truck. The Company’s ability to continue as a going concern is dependent on its ability to complete the Foxconn Transactions, raise substantial additional capital, complete the development of the Endurance, obtain regulatory approval, begin commercial scale production and launch the sale of the Endurance. The Company believes that its current level of cash and cash equivalents are not sufficient to fund commercial scale production and the launch of sale of such vehicles. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of at least one year from the date of issuance of these consolidated financial statements.

The Company’s business plan contemplates that it will build a limited number of pre-production vehicles in the first half of 2022 for testing, certifications and to demonstrate the capabilities of the Endurance to potential customers. The Company expects commercial production and sales to begin in the third quarter of 2022. While conducting these activities, and for the foreseeable future, the Company will incur significant operating expenses, capital expenditures and working capital funding that will deplete its cash on hand. Absent any material delays, the Company anticipates that it has sufficient funds to close the Foxconn Transactions and receive the proceeds as contemplated by the Asset Purchase Agreement. However, the Company will be required to raise additional capital in order to execute its business plan well in advance of reaching commercial production of the Endurance. The proceeds contemplated in the Asset Purchase Agreement will not be sufficient for these purposes. In addition, the closing of the APA remains subject to certain conditions, and if the transaction does not close, the Company will be required to repay the down payments made by Foxconn and it is unlikely the Company will have funding available to do so.

In 2021, the Company’s research and development expenses and capital expenditures increased significantly over 2020 levels to build capacity and invest in the development of the Endurance. The costs are significant due to spending needed for prototype components, vehicle validation tests, securing necessary parts/equipment, and utilizing in-house and third-party engineering services. Increased spending was also due in part to the stress that the COVID-19 pandemic put on the global automotive supply chain and a strategic decision to bring development of certain components, such as the frame of the Endurance, in-house. The Company expects continued supply chain constraints and pricing pressure that may negatively impact its cost structure and production timeline.

In an effort to alleviate these conditions, management continues to seek and evaluate opportunities to raise additional funds through the issuance of equity or debt securities, asset sales, through arrangements with strategic partners or through obtaining financing from government or financial institutions. The Company has engaged a financial advisor to advise the Company on additional financing alternatives.

As further described in Note 7, on July 23, 2021, the Company entered into the “Equity Purchase Agreement with YA II PN, LTD. (“YA”), pursuant to which YA has committed to purchase up to $400 million of its Class A common stock, at the Company’s direction from time to time, subject to the satisfaction of certain conditions. During the year ended December 31, 2021, the Company’s issued 9.6 million shares to YA and received $49.4 million, net of equity issuance costs. The actual amount that the Company raises under this agreement will depend on market conditions and other financing alternatives that the Company is exploring, as well as limitations in the agreement. In particular, at current market prices of its shares of Class A common stock, without stockholder approval, the Exchange Cap provision would limit the amount of shares the Company can issue up to 35.1 million shares, and therefore limit funds the Company is able to raise to significantly less than the $400 million commitment under the Equity Purchase Agreement. As of December 31, 2021, the Company was in compliance with the terms and conditions of the Equity Purchase Agreement and the remaining availability under the Equity Purchase Agreement was $350 million which is subject to certain limitations as described above.

On November 10, 2021, the Company entered into the APA with Foxconn, pursuant to which Foxconn would purchase the Lordstown facility for $230 million and a reimbursement payment for certain operating and expansion costs incurred by the Company from September 1, 2021 through the closing. The Company would continue to own its hub motor assembly line, as well as its battery module and packing line assets, certain intellectual property rights and other excluded assets. Foxconn has made down payments of the purchase price of $100 million in November 2021 and $50 million in January 2022. Foxconn is required to make an additional down payment of $50 million no later than April 15, 2022, subject to certain conditions. The balance of the purchase price, along with reimbursement of certain operating and expansion costs would be paid at closing. The Company is required to maintain minimum cash balances of $50 million through March 1, 2022 and $30 million thereafter.

If the APA is terminated or if the transaction does not close prior to the later of (i) April 30, 2022 and (ii) 10 days after the transaction is cleared by CFIUS, the Company is obligated to repay the down payments to Foxconn. The Company has granted Foxconn a first priority security interest in substantially all of its assets to secure the repayment obligation. The APA is subject to several conditions and has not been consummated as of the date of the filing of this report. No assurance can be made that it will ultimately be consummated on the terms contemplated, or at all.

In addition to providing the Company near term funding, the Foxconn Transactions should provide the benefits of scaled manufacturing, more cost-effective access to certain raw materials, components and inputs, and reduced overhead costs associated with the Lordstown facility borne by the Company. The Company is also exploring other potential agreements with Foxconn that would establish a joint product development agreement for future MIH-based vehicles and an appropriate funding structure. No assurance can be made that the joint product development agreement, an appropriate funding structure or other potential agreements would ultimately be entered or consummated on the terms contemplated, or at all.

Even if the Foxconn Transactions are consummated in accordance with the current terms and on the anticipated timeline, the Company will need additional funding to continue its development efforts and maintain current plans for its production timeline.

As the Company seeks additional sources of financing, there can be no assurance that such financing would be available to it on favorable terms or at all. The Company’s ability to obtain additional financing in the debt and equity capital markets is subject to several factors, including market and economic conditions, the significant amount of capital required, the fact that its bill of materials cost is currently, and expected to continue to be, substantially higher than the anticipated selling price of the Endurance, uncertainty surrounding regulatory approval and the performance of the vehicle, meaningful exposure to material losses related to ongoing litigation, its performance and investor sentiment with respect to the Company and its business and industry, as well as its pending transaction with Foxconn. As a result of these uncertainties, and notwithstanding management’s plans and efforts to date, there continues to be substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to raise substantial additional capital in the near term, its operations and production plans will be scaled back or curtailed and, if any funds raised are insufficient to provide a bridge to full commercial production, its operations could be severely curtailed or cease entirely. The Company will be materially adversely affected if the Foxconn Transactions do not close. If the APA does not close, including because the Company is unable to fulfill its obligations to maintain its minimum cash balance commitments under the APA, the Company is unlikely to have sufficient available cash to repay Foxconn’s down payments. As a result, Foxconn may exercise its rights under the APA, including, but not limited to foreclosing on its liens on some or substantially all of the Company’s assets. Under such circumstances, the Company would not likely be able to continue as a going concern or realize any value from its assets.